Securities and Exchange Commission
Division of Corporation Finance
450 Fifth St., N.W.
Washington, DC  20549

Re:   Rule 24f-2 Notice for INVESCO Growth Fund, Inc.
      File No. 2-11236

Gentlemen:

Pursuant to Rule 24f-2, the following information is provided for INVESCO Growth Fund, Inc. latest fiscal year which ended August 30, 1993. Enclosed you will find an opinion of counsel relating to the securities sold.

Number of securities  which had been registered under
the Securities Act of 1933 other than  pursuant to
Section 24f-2 of the  Investment  Company Act, but which
remain unsold at the beginning of the fiscal year.                     -0-

Number of  securities  registered  during the fiscal
year other than pursuant to Section 24f-2 of the Act.                  -0-

Number of securities sold during the fiscal year.                27,890,488

Number of securities  sold during the fiscal year in
reliance upon  registration pursuant to Section 24f-2
of the Act.                                                      27,890,488

Actual  aggregate  sale price of securities  sold in
reliance upon  registration pursuant to Section 24f-2(c).      $145,279,070

Less:  Actual aggregate  repurchase price of securities
repurchased during the fiscal year ($118,637,966) reduced
by actual aggregate repurchase price of such securities
previously applied pursuant to Section 24e-2(a)(none).         $118,637,966
                                                               ------------
Fee Basis                                                      $ 26,641,104
                                                               ============
Fee:  One-thirtysecond of 1 per centum of the basis of the
price at which the securities were sold.                       $   8,325.35
                                                               ============
(Calculation made pursuant to Rule 24f-2(c) of the Investment Company Act of 1940.

Yours very truly,

/s/ Dan J. Hesser
-----------------
Dan J. Hesser
Vice President &
Chief Accounting Officer

Enclosures